CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Allowance for credit losses	$ 1,741,238	$ 32,457
Right-of-use assets, net, related party	691,684
Right-of use liability - operating, related party	222,910
Right-of-use liability - operating, less current portion, related party	$ 471,507
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	6,158	0
Preferred stock, shares outstanding	6,158	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,806,820	4,639,643
Common stock, shares outstanding	14,806,820	4,639,643
Nonrelated party
Right-of-use assets, net, related party	$ 431,311
Right-of use liability - operating, related party	121,509
Right-of-use liability - operating, less current portion, related party	307,849
Related party
Right-of-use assets, net, related party	260,373	$ 0
Right-of use liability - operating, related party	101,401	0
Right-of-use liability - operating, less current portion, related party	$ 163,658	$ 0